Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Short-Term Municipal Fund - Investor C Shares	Oct. 28, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 138
Expense Example, No Redemption, 3 Years	446
Expense Example, No Redemption, 5 Years	775
Expense Example, No Redemption, 10 Years	$ 1,707